Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock
American Funds College Target Date Series®

Prospectus Supplement August 29, 2014

(for prospectus dated January 1, 2014)

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2015 Fund®
Expense [Heading]	rr_ExpenseHeading	1. The table in the summary section of the prospectus under the heading "Shareholder fees" in the "Fees and expenses of the fund" section for each of the funds in the series, with the exception of American Funds College Enrollment Fund, is amended in its entirety as follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	3. The tables in the summary section of the prospectus under the heading "Example" in the "Fees and expenses of the fund" section for each of the funds in the series are amended in their entirety as follows:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	American Funds College 2015 Fund
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	4. The sixth paragraph in the summary section of the prospectus under the heading "Principal investment strategies" for each of the funds in the series, with the exception of American Funds College Enrollment Fund, is amended by replacing the paragraph and the chart with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The allocations shown reflect the fund’s target allocations as of September 14, 2012, the fund’s inception date.

Investment approach

American Funds College Target Date Series Glide Path
Enrollment year

	2030	2027	2024	2021	2018	2015	College enrollment	Post enrollment
Growth funds (%)	20	15	10	0	0	0	0	0
Growth-and-income funds (%)	70	55	45	40	20	0	0	0
Equity-income/Balanced funds (%)	0	10	10	15	20	10	0	0
Fixed income funds (%)	10	20	35	45	60	90	100	100
Years before college and post enrollment	18	15	12	9	6	3	0	3

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	5. The summary section of the prospectus under the heading "Investment results" for each of the funds in the series is amended by replacing the current disclosure with the disclosure set forth under such fund's name below.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

American Funds College 2015 Fund

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest  1.01% (quarter ended September 30, 2013)

Lowest  –1.69% (quarter ended June 30, 2013)

The fund’s total return for the six months ended June 30, 2014, was 3.04%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.69%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Keep this supplement with your prospectus.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2013	rr_AnnualReturn2013	0.14%
Label	rr_AverageAnnualReturnLabel	529-A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.08%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	656
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,077
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,718
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	504
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	877
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
Label	rr_AverageAnnualReturnLabel	529-B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.55%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	256
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	504
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,924
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	156
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	504
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	877
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,924
Label	rr_AverageAnnualReturnLabel	529-C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,331
Label	rr_AverageAnnualReturnLabel	529-E
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	341
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 777
Label	rr_AverageAnnualReturnLabel	529-F-1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012